[EATON VANCE LOGO]

[PHOTO OF STATUE]

ANNUAL REPORT DECEMBER 31, 2002

[PHOTO OF STATUE OF LIBERTY]


EATON VANCE
COMBINED
MONEY
MARKET FUNDS

[PHOTO OF BUILDING]


CASH MANAGEMENT FUND



MONEY MARKET FUND

                      IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 2002
INVESTMENT UPDATE INVESTMENT ENVIRONMENT

[PHOTO OF ELIZABETH S. KENYON]

Elizabeth S. Kenyon, CFA
Portfolio Manager

- The year 2002 is one that many market participants are relieved to see end. It was a year of extremes:record low short-term interest rates; extreme volatility in equities and bonds; high-profile corporate scandals; record corporate bankruptcies; and record mortgage refinancings. Interest rates reached 40-year lows, and the S&P 500 Index sank to lows not seen since April 1997.(1) The historically strong U.S. dollar weakened against the other major world currencies, while geopolitical tensions are at their worst in years.

- U.S. economic growth continued to be uneven but modestly positive. With Gross Domestic Product forecast to be 2.8% for 2002, the economic recovery hinges on a pickup in business spending and investment, coupled with continued strength in the consumer sector.

- Recent U.S. monetary and fiscal policies have been designed to stimulate the lagging economy. Monetary policy has the Federal Funds rate - a key short-term interest rate barometer - at a 40-year low of 1.25%. During 2002, the Federal Reserve made a single cut of 0.5%, signaling that the Fed was unlikely to lower rates further. On the fiscal side, current policy includes both increased spending on homeland security and the Bush Administration's recently proposed $670 billion tax plan.

- Our outlook is for a moderate economic rebound, accompanied by tighter corporate spreads, lower market volatility, rising rates, and a flatter yield curve. The Fed is unlikely to raise rates until growth in capital spending, an increase in earnings visibility, and a general dissipation of corporate management's risk-averse attitude are apparent. In the meantime, we expect the recovery will continue to unfold slowly and follow an uneven path, much as it did in 2002.

THE CASH MANAGEMENT PORTFOLIO

ABOUT THE PORTFOLIO

- At December 31, 2002, Cash Management Portfolio had approximately 50% of its assets invested in high-quality, 60-day commercial paper, a highly liquid investment commonly used for money market funds. The Portfolio also invests in high-quality U.S. Government agency securities.+

- We will continue to execute our core strategy with minor tactical enhancements, as we did in 2002, focusing our efforts on seeking to avoid deteriorating credits and maximize returns while interest rates hover near historic lows.

+ An investment in one of the money market funds that invests in the Portfolio is neither insured nor guaranteed by the U.S. Government. Although the Funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.


                     60-DAY COMMERCIAL PAPER RATES IN 2002*

[CHART]

      GB6 GOVT                            H15N060D INDEX
       DATE         PX MID                     DATE        PX LAST
     1/2/2002       1.847                    1/2/2002       1.72
     1/3/2002       1.816                    1/3/2002       1.72
     1/4/2002       1.805                    1/4/2002       1.74
     1/7/2002       1.764                    1/7/2002        1.7
     1/8/2002       1.775                    1/8/2002       1.72
     1/9/2002       1.754                    1/9/2002       1.72
    1/10/2002       1.733                   1/10/2002        1.7
    1/11/2002        1.62                   1/11/2002       1.69
    1/14/2002       1.609                   1/14/2002       1.62
    1/15/2002        1.63                   1/15/2002        1.6
    1/16/2002       1.651                   1/16/2002        1.6
    1/17/2002       1.702                   1/17/2002       1.61
    1/18/2002       1.692                   1/18/2002       1.64
    1/22/2002       1.743                   1/22/2002       1.65
    1/23/2002       1.775                   1/23/2002       1.73
    1/24/2002       1.816                   1/24/2002       1.71
    1/25/2002       1.826                   1/25/2002       1.72
    1/28/2002       1.857                   1/28/2002       1.75
    1/29/2002       1.806                   1/29/2002       1.76
    1/30/2002       1.868                   1/30/2002       1.74
    1/31/2002       1.909                   1/31/2002       1.75
     2/1/2002       1.867                    2/1/2002       1.75
     2/4/2002       1.846                    2/4/2002       1.76
     2/5/2002       1.857                    2/5/2002       1.75
     2/6/2002       1.826                    2/6/2002       1.76
     2/7/2002       1.826                    2/7/2002       1.78
     2/8/2002       1.805                    2/8/2002       1.76
    2/11/2002       1.836                   2/11/2002       1.73
    2/12/2002       1.868                   2/12/2002       1.76
    2/13/2002       1.857                   2/13/2002       1.77
    2/14/2002       1.847                   2/14/2002       1.78
    2/15/2002       1.836                   2/15/2002       1.78
    2/19/2002       1.836                   2/19/2002       1.77
    2/20/2002       1.868                   2/20/2002       1.75
    2/21/2002       1.857                   2/21/2002       1.78
    2/22/2002       1.867                   2/22/2002       1.78
    2/25/2002       1.877                   2/25/2002       1.75
    2/26/2002       1.899                   2/26/2002       1.78
    2/27/2002       1.847                   2/27/2002       1.77
    2/28/2002       1.867                   2/28/2002       1.76
     3/1/2002       1.888                    3/1/2002       1.79
     3/4/2002       1.898                    3/4/2002       1.79
     3/5/2002        1.93                    3/5/2002       1.79
     3/6/2002       1.919                    3/6/2002       1.79
     3/7/2002       1.971                    3/7/2002       1.82
     3/8/2002       2.022                    3/8/2002        1.8
    3/11/2002       2.043                   3/11/2002       1.82
    3/12/2002       2.054                   3/12/2002       1.82
    3/13/2002       2.012                   3/13/2002       1.83
    3/14/2002       2.054                   3/14/2002       1.83
    3/15/2002       2.074                   3/15/2002       1.83
    3/18/2002       2.094                   3/18/2002       1.84
    3/19/2002       2.085                   3/19/2002       1.82
    3/20/2002       2.116                   3/20/2002       1.83
    3/21/2002       2.105                   3/21/2002       1.82
    3/22/2002       2.115                   3/22/2002       1.82
    3/25/2002       2.126                   3/25/2002       1.83
    3/26/2002       2.116                   3/26/2002       1.85
    3/27/2002       2.085                   3/27/2002       1.84
    3/28/2002       2.105                   3/28/2002       1.83
     4/1/2002       2.105                    4/1/2002        1.8
     4/2/2002       2.116                    4/2/2002       1.82
     4/3/2002       2.064                    4/3/2002       1.81
     4/4/2002       2.074                    4/4/2002        1.8
     4/5/2002       2.012                    4/5/2002       1.78
     4/8/2002       2.012                    4/8/2002       1.79
     4/9/2002       2.002                    4/9/2002       1.77
    4/10/2002       1.981                   4/10/2002       1.76
    4/11/2002        1.96                   4/11/2002       1.81
    4/12/2002        1.95                   4/12/2002       1.75
    4/15/2002       1.939                   4/15/2002       1.78
    4/16/2002       1.981                   4/16/2002       1.75
    4/17/2002       1.909                   4/17/2002        1.8
    4/18/2002       1.888                   4/18/2002       1.75
    4/19/2002       1.898                   4/19/2002       1.75
    4/22/2002       1.877                   4/22/2002       1.79
    4/23/2002       1.919                   4/23/2002       1.73
    4/24/2002       1.888                   4/24/2002       1.78
    4/25/2002       1.888                   4/25/2002       1.72
    4/26/2002       1.878                   4/26/2002       1.74
    4/29/2002       1.919                   4/29/2002       1.71
    4/30/2002       1.899                   4/30/2002       1.74
     5/1/2002       1.888                    5/1/2002       1.75
     5/2/2002       1.898                    5/2/2002       1.76
     5/3/2002       1.867                    5/3/2002       1.76
     5/6/2002       1.857                    5/6/2002       1.76
     5/7/2002       1.857                    5/7/2002       1.74
     5/8/2002       1.899                    5/8/2002       1.75
     5/9/2002       1.878                    5/9/2002       1.77
    5/10/2002       1.867                   5/10/2002       1.75
    5/13/2002       1.888                   5/13/2002       1.76
    5/14/2002        1.94                   5/14/2002       1.78
    5/15/2002       1.919                   5/15/2002       1.76
    5/16/2002       1.888                   5/16/2002       1.77
    5/17/2002       1.929                   5/17/2002       1.77
    5/20/2002       1.919                   5/20/2002       1.77
    5/21/2002       1.919                   5/21/2002       1.77
    5/22/2002       1.888                   5/22/2002       1.76
    5/23/2002       1.898                   5/23/2002       1.75
    5/24/2002       1.898                   5/24/2002       1.76
    5/28/2002       1.908                   5/28/2002       1.75
    5/29/2002       1.909                   5/29/2002       1.74
    5/30/2002       1.888                   5/30/2002       1.74
    5/31/2002       1.888                   5/31/2002       1.74
     6/3/2002       1.888                    6/3/2002       1.75
     6/4/2002       1.888                    6/4/2002       1.76
     6/5/2002       1.899                    6/5/2002       1.76
     6/6/2002       1.867                    6/6/2002       1.75
     6/7/2002       1.878                    6/7/2002       1.75
    6/10/2002       1.867                   6/10/2002       1.74
    6/11/2002       1.857                   6/11/2002       1.75
    6/12/2002       1.837                   6/12/2002       1.74
    6/13/2002       1.816                   6/13/2002       1.74
    6/14/2002       1.795                   6/14/2002       1.72
    6/17/2002       1.815                   6/17/2002       1.74
    6/18/2002       1.816                   6/18/2002       1.75
    6/19/2002       1.764                   6/19/2002       1.73
    6/20/2002       1.795                   6/20/2002       1.73
    6/21/2002       1.785                   6/21/2002       1.74
    6/24/2002       1.774                   6/24/2002       1.74
    6/25/2002       1.795                   6/25/2002       1.74
    6/26/2002       1.744                   6/26/2002       1.73
    6/27/2002       1.754                   6/27/2002       1.74
    6/28/2002       1.743                   6/28/2002       1.74
     7/1/2002       1.754                    7/1/2002       1.74
     7/2/2002       1.744                    7/2/2002       1.75
     7/3/2002       1.723                    7/3/2002       1.74
     7/5/2002       1.754                    7/5/2002       1.74
     7/8/2002       1.754                    7/8/2002       1.76
     7/9/2002       1.744                    7/9/2002       1.74
    7/10/2002       1.723                   7/10/2002       1.74
    7/11/2002       1.733                   7/11/2002       1.73
    7/12/2002       1.723                   7/12/2002       1.74
    7/15/2002       1.712                   7/15/2002       1.74
    7/16/2002       1.733                   7/16/2002       1.73
    7/17/2002       1.754                   7/17/2002       1.74
    7/18/2002       1.733                   7/18/2002       1.74
    7/19/2002       1.712                   7/19/2002       1.74
    7/22/2002       1.712                   7/22/2002       1.75
    7/23/2002       1.692                   7/23/2002       1.74
    7/24/2002       1.692                   7/24/2002       1.75
    7/25/2002       1.682                   7/25/2002       1.72
    7/26/2002       1.682                   7/26/2002       1.73
    7/29/2002       1.733                   7/29/2002       1.73
    7/30/2002       1.733                   7/30/2002       1.72
    7/31/2002       1.682                   7/31/2002       1.74
     8/1/2002       1.651                    8/1/2002       1.74
     8/2/2002       1.579                    8/2/2002       1.73
     8/5/2002       1.578                    8/5/2002        1.7
     8/6/2002        1.61                    8/6/2002        1.7
     8/7/2002       1.548                    8/7/2002       1.69
     8/8/2002       1.579                    8/8/2002       1.67
     8/9/2002       1.599                    8/9/2002       1.71
    8/12/2002        1.63                   8/12/2002       1.66
    8/13/2002       1.568                   8/13/2002       1.68
    8/14/2002        1.61                   8/14/2002        1.7
    8/15/2002        1.62                   8/15/2002       1.66
    8/16/2002        1.64                   8/16/2002       1.69
    8/19/2002       1.661                   8/19/2002       1.69
    8/20/2002        1.62                   8/20/2002       1.69
    8/21/2002       1.641                   8/21/2002        1.7
    8/22/2002       1.671                   8/22/2002        1.7
    8/23/2002       1.661                   8/23/2002        1.7
    8/26/2002       1.671                   8/26/2002       1.71
    8/27/2002       1.692                   8/27/2002       1.71
    8/28/2002       1.682                   8/28/2002       1.73
    8/29/2002       1.651                   8/29/2002       1.74
    8/30/2002       1.661                   8/30/2002       1.73
     9/3/2002       1.609                    9/3/2002       1.73
     9/4/2002        1.61                    9/4/2002       1.73
     9/5/2002       1.579                    9/5/2002       1.72
     9/6/2002       1.651                    9/6/2002        1.7
     9/9/2002       1.681                    9/9/2002       1.71
    9/10/2002       1.672                   9/10/2002       1.71
    9/11/2002       1.692                   9/11/2002       1.73
    9/12/2002       1.671                   9/12/2002       1.73
    9/13/2002       1.671                   9/13/2002       1.72
    9/16/2002       1.681                   9/16/2002       1.74
    9/17/2002       1.672                   9/17/2002       1.75
    9/18/2002       1.661                   9/18/2002       1.73
    9/19/2002        1.62                   9/19/2002       1.72
    9/20/2002        1.63                   9/20/2002       1.73
    9/23/2002        1.62                   9/23/2002       1.71
    9/24/2002       1.599                   9/24/2002        1.7
    9/25/2002        1.62                   9/25/2002       1.71
    9/26/2002       1.599                   9/26/2002       1.71
    9/27/2002       1.568                   9/27/2002       1.71
    9/30/2002       1.506                   9/30/2002       1.73
    10/1/2002       1.538                   10/1/2002       1.69
    10/2/2002       1.507                   10/2/2002       1.69
    10/3/2002       1.507                   10/3/2002       1.73
    10/4/2002       1.548                   10/4/2002       1.68
    10/7/2002       1.558                   10/7/2002       1.67
    10/8/2002       1.568                   10/8/2002       1.69
    10/9/2002       1.507                   10/9/2002        1.7
   10/10/2002       1.548                  10/10/2002       1.68
   10/11/2002       1.578                  10/11/2002       1.68
   10/15/2002       1.661                  10/15/2002       1.73
   10/16/2002       1.661                  10/16/2002       1.72
   10/17/2002       1.702                  10/17/2002       1.72
   10/18/2002       1.661                  10/18/2002       1.72
   10/21/2002       1.702                  10/21/2002       1.71
   10/22/2002       1.702                  10/22/2002       1.73
   10/23/2002       1.682                  10/23/2002        1.7
   10/24/2002       1.651                  10/24/2002       1.75
   10/25/2002        1.62                  10/25/2002       1.72
   10/28/2002       1.548                  10/28/2002       1.68
   10/29/2002       1.455                  10/29/2002        1.7
   10/30/2002       1.445                  10/30/2002       1.65
   10/31/2002       1.414                  10/31/2002        1.6
    11/1/2002       1.414                   11/1/2002       1.57
    11/4/2002       1.424                   11/4/2002       1.53
    11/5/2002       1.414                   11/5/2002       1.49
    11/6/2002        1.26                   11/6/2002       1.48
    11/7/2002        1.26                   11/7/2002       1.26
    11/8/2002        1.25                   11/8/2002       1.26
   11/12/2002       1.249                  11/12/2002       1.29
   11/13/2002        1.25                  11/13/2002       1.28
   11/14/2002        1.27                  11/14/2002        1.3
   11/15/2002        1.26                  11/15/2002       1.29
   11/18/2002        1.26                  11/18/2002       1.29
   11/19/2002        1.27                  11/19/2002       1.31
   11/20/2002        1.27                  11/20/2002       1.29
   11/21/2002        1.27                  11/21/2002       1.31
   11/22/2002        1.28                  11/22/2002       1.32
   11/25/2002       1.291                  11/25/2002       1.33
   11/26/2002       1.281                  11/26/2002        1.3
   11/27/2002       1.301                  11/27/2002       1.33
   11/29/2002        1.28                  11/29/2002       1.35
    12/2/2002       1.301                   12/2/2002       1.35
    12/3/2002       1.301                   12/3/2002       1.34
    12/4/2002       1.281                   12/4/2002       1.31
    12/5/2002       1.281                   12/5/2002       1.32
    12/6/2002        1.25                   12/6/2002       1.31
    12/9/2002        1.27                   12/9/2002        1.3
   12/10/2002        1.27                  12/10/2002       1.29
   12/11/2002        1.26                  12/11/2002       1.31
   12/12/2002        1.26                  12/12/2002       1.31
   12/13/2002        1.27                  12/13/2002        1.3
   12/16/2002        1.28                  12/16/2002        1.3
   12/17/2002        1.27                  12/17/2002       1.34
   12/18/2002        1.25                  12/18/2002        1.3
   12/19/2002       1.229                  12/19/2002       1.35
   12/20/2002       1.239                  12/20/2002       1.29
   12/23/2002        1.25                  12/23/2002       1.34
   12/24/2002        1.25                  12/24/2002       1.31
   12/26/2002        1.25                  12/26/2002       1.33
   12/27/2002       1.219                  12/27/2002       1.31
   12/30/2002       1.219                  12/30/2002        1.3
   12/31/2002       1.209                  12/31/2002       1.31

Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

(1)  It is not possible to invest directly in an Index.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2002

                                     CASH           MONEY
                                MANAGEMENT FUND  MARKET FUND
-------------------------------------------------------------
Assets
-------------------------------------------------------------
Investment in Cash Management
   Portfolio, at value           $112,433,591    $159,089,110
Receivable for Fund shares
   sold                               779,443       1,119,090
Receivable from the
   Administrator                           --             514
-------------------------------------------------------------
TOTAL ASSETS                     $113,213,034    $160,208,714
-------------------------------------------------------------

Liabilities
-------------------------------------------------------------
Payable for Fund shares
   redeemed                      $  1,332,834    $  1,342,044
Dividends payable                      30,503              17
Payable to affiliate for
   Trustees' fees                       1,183           1,183
Accrued expenses                      107,826         146,233
-------------------------------------------------------------
TOTAL LIABILITIES                $  1,472,346    $  1,489,477
-------------------------------------------------------------
NET ASSETS (REPRESENTED BY
   PAID-IN-CAPITAL)              $111,740,688    $158,719,237
-------------------------------------------------------------

Shares of Beneficial Interest Outstanding
-------------------------------------------------------------
                                  111,740,688     158,719,237
-------------------------------------------------------------

Net Asset Value, Offering Price and
Redemption Price Per Share (Note 6)
-------------------------------------------------------------
(NET ASSETS  DIVIDED BY SHARES
   OF BENEFICIAL INTEREST
   OUTSTANDING)                  $       1.00    $       1.00
-------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002

                                           CASH           MONEY
                                      MANAGEMENT FUND  MARKET FUND
------------------------------------------------------------------
Investment Income
------------------------------------------------------------------
Interest allocated from Portfolio       $2,318,095     $2,655,818
Expenses allocated from Portfolio         (745,013)      (856,147)
------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO    $1,573,082     $1,799,671
------------------------------------------------------------------

Expenses
------------------------------------------------------------------
Trustees' fees and expenses             $    4,205     $    4,199
Distribution and service fees                   --      1,260,464
Legal and accounting services               18,269         16,260
Printing and postage                        10,001         14,936
Custodian fee                               25,217         20,762
Transfer and dividend disbursing
   agent fees                              152,636        146,578
Registration fees                           46,725         45,530
Miscellaneous                               10,874             --
------------------------------------------------------------------
TOTAL EXPENSES                          $  267,927     $1,508,729
------------------------------------------------------------------
Deduct --
   Allocation of expenses to the
      Administrator                     $       --     $      514
------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                $       --     $      514
------------------------------------------------------------------

NET EXPENSES                            $  267,927     $1,508,215
------------------------------------------------------------------

NET INVESTMENT INCOME                   $1,305,155     $  291,456
------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2002

                                        CASH            MONEY
INCREASE (DECREASE) IN NET ASSETS  MANAGEMENT FUND   MARKET FUND
-----------------------------------------------------------------
From operations --
   Net investment income            $   1,305,155   $     291,456
-----------------------------------------------------------------
Distributions to shareholders --
   From net investment income       $  (1,305,155)  $    (291,456)
-----------------------------------------------------------------
Transactions in shares of
   beneficial interest at Net
   Asset Value of $1.00 per share
   Proceeds from sale of shares     $ 280,497,491   $ 279,730,551
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared                            916,329         225,775
   Cost of shares redeemed           (312,752,089)   (289,792,189)
-----------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS          $ (31,338,269)  $  (9,835,863)
-----------------------------------------------------------------

NET DECREASE IN NET ASSETS          $ (31,338,269)  $  (9,835,863)
-----------------------------------------------------------------

Net Assets
-----------------------------------------------------------------
At beginning of year                $ 143,078,957   $ 168,555,100
-----------------------------------------------------------------
AT END OF YEAR                      $ 111,740,688   $ 158,719,237
-----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2001

                                        CASH            MONEY
INCREASE (DECREASE) IN NET ASSETS  MANAGEMENT FUND   MARKET FUND
-----------------------------------------------------------------
From operations --
   Net investment income            $   3,920,245   $   2,833,109
-----------------------------------------------------------------
Distributions to shareholders --
   From net investment income       $  (3,920,245)  $  (2,833,109)
-----------------------------------------------------------------
Transactions in shares of
   beneficial interest at Net
   Asset Value of $1.00 per share
   Proceeds from sale of shares     $ 477,466,154   $ 315,851,240
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared                          2,604,985       2,208,294
   Cost of shares redeemed           (480,354,321)   (271,803,618)
-----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND SHARE
   TRANSACTIONS                     $    (283,182)  $  46,255,916
-----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                           $    (283,182)  $  46,255,916
-----------------------------------------------------------------

Net Assets
-----------------------------------------------------------------
At beginning of year                $ 143,362,139   $ 122,299,184
-----------------------------------------------------------------
AT END OF YEAR                      $ 143,078,957   $ 168,555,100
-----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      CASH MANAGEMENT FUND
                                  ------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31,
                                  ------------------------------------------------------------
                                    2002         2001         2000         1999         1998
----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $  1.000     $  1.000     $  1.000     $  1.000     $ 1.000
----------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------
Net investment income             $  0.010     $  0.033     $  0.056     $  0.044     $ 0.047
----------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------
From net investment income        $ (0.010)    $ (0.033)    $ (0.056)    $ (0.044)    $(0.047)
----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $ (0.010)    $ (0.033)    $ (0.056)    $ (0.044)    $(0.047)
----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $  1.000     $  1.000     $  1.000     $  1.000     $ 1.000
----------------------------------------------------------------------------------------------

TOTAL RETURN(1)                       1.02%        3.46%        5.68%        4.47%       4.78%
----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $111,741     $143,079     $143,362     $131,233     $96,244
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                        0.79%        0.79%        0.76%        0.79%       0.85%
   Net investment income              1.02%        3.16%        5.66%        4.43%       4.69%
----------------------------------------------------------------------------------------------

 (1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (2)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                       MONEY MARKET FUND
                                  -----------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31,
                                  -----------------------------------------------------------
                                    2002         2001         2000         1999        1998
---------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $  1.000     $  1.000     $  1.000     $ 1.000     $ 1.000
---------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------
Net investment income             $  0.002     $  0.024     $  0.047     $ 0.034     $ 0.037
---------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------
From net investment income        $ (0.002)    $ (0.024)    $ (0.047)    $(0.034)    $(0.037)
---------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $ (0.002)    $ (0.024)    $ (0.047)    $(0.034)    $(0.037)
---------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $  1.000     $  1.000     $  1.000     $ 1.000     $ 1.000
---------------------------------------------------------------------------------------------

TOTAL RETURN(1)                       0.19%        2.46%        4.76%       3.50%       3.75%
---------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
---------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $158,719     $168,555     $122,299     $97,408     $34,292
Ratios (As a percentage of
   average daily net assets):
   Net expenses(2)                    1.61%        1.68%        1.67%       1.71%       1.82%
   Net investment income              0.20%        2.25%        4.71%       3.55%       3.70%
---------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect an allocation of expenses to the
   Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                        1.61%                     1.68%       1.71%       1.86%
   Net investment income              0.20%                     4.70%       3.55%       3.66%
Net investment income per
   share                          $  0.002                  $  0.047     $ 0.034     $ 0.037
---------------------------------------------------------------------------------------------

 (1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (2)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Cash Management Fund (Cash Management Fund) and Eaton Vance Money Market Fund (Money Market Fund) (individually, the Fund, collectively the Funds) are each diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Funds invest all of their investable assets in interests in the Cash Management Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Funds. The value of each Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (39.8% for Cash Management Fund, 56.3% for Money Market Fund at December 31, 2002). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each of the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Funds' net investment income consists of each Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of each Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Other -- Investment transactions are accounted for on a trade-date basis.

2 Distributions to Shareholders
-------------------------------------------
   The net investment income of each Fund is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash.

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Funds, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended December 31, 2002, no significant amounts have been earned. Except as to Trustees of the Funds and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. Certain officers and Trustees of the Funds and of the Portfolio are officers of the above organizations.

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

5 Distribution and Service Plans
-------------------------------------------
   The Money Market Fund (the Fund) has in effect a distribution plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 0.75% per annum of the Fund's average daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges. The Fund's balance of Uncovered Distribution Charges is equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (Note 6) and amounts theretofore paid to EVD. For the year ended December 31, 2002, the Fund paid $1,100,702 to EVD, representing 0.75% of the Fund's average daily net assets. At December 31, 2002, the amount of Uncovered Distribution Charges of EVD calculated under the Plan for the Fund was approximately $11,072,000.

   The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets. The Trustees implemented the Plan by authorizing the Fund to make quarterly service fee payments to EVD and investment dealers in amounts equal to 0.15% per annum of the Fund's average daily net assets based on the value of the Fund shares sold by such persons and remaining outstanding for at least one year. For the year ended December 31, 2002, the Fund paid service fees to EVD and investment dealers in the amount of $159,762. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

   Certain officers and Trustees of the Funds are officers of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of shares from the Money Market Fund (the Fund) made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSCs received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $1,316,000 of CDSC paid by shareholders for the year ended December 31, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Funds' investment in the Portfolio for the year ended December 31, 2002 were as follows:

    CASH MANAGEMENT FUND
    ------------------------------------------------------
    Increases                                 $282,628,396
    Decreases                                  313,910,158

    MONEY MARKET FUND
    ------------------------------------------------------
    Increases                                 $279,974,975
    Decreases                                  291,002,082

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 2002

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE MUTUAL FUNDS TRUST
---------------------------------------------

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Cash Management Fund and Eaton Vance Money Market Fund (the "Funds" and each a series of Eaton Vance Mutual Funds Trust) at December 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2002

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS

COMMERCIAL PAPER -- 49.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Banking and Finance -- 20.7%
-------------------------------------------------------------------------
    $ 3,000        American Express Credit Corp.,
                   1.29%, 2/10/03                            $  2,995,700
      2,000        American Express Credit Corp.,
                   1.31%, 2/7/03                                1,997,307
      3,000        Asset Securitization Coop. Corp.,
                   1.32%, 1/17/03(1)                            2,998,240
      1,300        Barton Capital Corp., 1.32%, 1/6/03(1)       1,299,762
      3,541        Barton Capital Corp., 1.32%, 1/7/03(1)       3,540,221
      1,420        CIESCO, 1.33%, 1/22/03(1)                    1,418,898
      7,000        CIESCO, 1.56%, 1/14/03                       6,996,056
      1,000        Corporate Asset Funding Co., Inc.,
                   1.34%, 1/9/03(1)                               999,702
      4,000        Corporate Asset Funding Co., Inc.,
                   1.34%, 2/4/03(1)                             3,994,938
      5,000        Corporate Receivables Corp.,
                   1.60%, 1/6/03(1)                             4,998,889
      5,000        CXC, Inc., 1.33%, 1/30/03(1)                 4,994,643
      5,000        Enterprise Funding Corp.,
                   1.35%, 1/24/03(1)                            4,995,687
      2,802        Kitty Hawk Funding Corp.,
                   1.33%, 2/18/03(1)                            2,797,031
      5,000        Old Line Funding Corp.,
                   1.33%, 1/23/03(1)                            4,995,936
      2,000        Quincy Capital Corp., 1.35%, 1/24/03(1)      1,998,275
      2,499        Receivables Capital Corp.,
                   1.35%, 1/6/03(1)                             2,498,531
      5,000        Trident Capital Finance, Inc.,
                   1.33%, 2/6/03(1)                             4,993,350
-------------------------------------------------------------------------
                                                             $ 58,513,166
-------------------------------------------------------------------------
Credit Unions -- 2.0%
-------------------------------------------------------------------------
    $ 5,500        Mid-States Corp. Federal Credit Union,
                   1.35%, 1/23/03                            $  5,495,462
-------------------------------------------------------------------------
                                                             $  5,495,462
-------------------------------------------------------------------------
Electrical and Electronic Equipment -- 3.9%
-------------------------------------------------------------------------
    $ 3,000        General Electric Capital Corp.,
                   1.32%, 2/13/03                            $  2,995,270
      2,500        General Electric Capital Corp.,
                   1.32%, 2/14/03                               2,495,967
      1,000        General Electric Capital Corp.,
                   1.32%, 3/31/03                                 996,737
      3,000        General Electric Capital Corp.,
                   1.71%, 1/10/03                               2,998,718
      1,500        General Electric Capital Corp.,
                   1.77%, 1/17/03                               1,498,820
-------------------------------------------------------------------------
                                                             $ 10,985,512
-------------------------------------------------------------------------
Food and Beverages -- 1.4%
-------------------------------------------------------------------------
    $ 4,000        Nestle Capital Corp., 1.72%, 1/21/03(1)   $  3,996,178
-------------------------------------------------------------------------
                                                             $  3,996,178
-------------------------------------------------------------------------
Insurance -- 9.4%
-------------------------------------------------------------------------
    $ 3,000        AIG Funding, Inc., 1.30%, 1/3/03          $  2,999,783
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insurance (continued)
-------------------------------------------------------------------------
    $ 3,000        AIG Funding, Inc., 1.30%, 1/16/03         $  2,998,375
      1,617        American General Finance Corp.,
                   1.31%, 1/22/03                               1,615,764
      3,277        Marsh and McLennan Cos., Inc.,
                   1.30%, 1/27/03(1)                            3,273,923
      2,000        Marsh and McLennan Cos., Inc.,
                   1.32%, 2/3/03(1)                             1,997,580
      5,774        MetLife Funding, Inc., 1.50%, 1/10/03        5,771,835
      3,000        Transamerica Finance Corp.,
                   1.31%, 1/13/03                               2,998,690
      5,000        Transamerica Finance Corp.,
                   1.35%, 2/5/03                                4,993,438
-------------------------------------------------------------------------
                                                             $ 26,649,388
-------------------------------------------------------------------------
Oil -- 4.9%
-------------------------------------------------------------------------
    $ 3,000        Chevron Texaco Corp., 1.31%, 1/16/03      $  2,998,363
      5,000        Chevron Texaco Corp., 1.32%, 1/29/03         4,994,867
      5,000        Cortez Capital Corp., 1.34%, 1/13/03(1)      4,997,767
        933        Exxon Imperial U.S., Inc.,
                   1.27%, 1/6/03(1)                               932,835
-------------------------------------------------------------------------
                                                             $ 13,923,832
-------------------------------------------------------------------------
Pharmaceutical -- 5.4%
-------------------------------------------------------------------------
    $ 5,000        Novartis Finance Corp.,
                   1.28%, 1/24/03(1)                         $  4,995,911
      3,000        Novartis Finance Corp.,
                   1.60%, 1/28/03(1)                            2,996,400
      5,042        Pfizer, Inc., 1.28%, 2/12/03(1)              5,034,471
      1,149        Pfizer, Inc., 1.28%, 2/27/03(1)              1,146,671
      1,081        Pfizer, Inc., 1.73%, 1/21/03(1)              1,079,961
-------------------------------------------------------------------------
                                                             $ 15,253,414
-------------------------------------------------------------------------
Telecommunications -- 2.0%
-------------------------------------------------------------------------
    $ 5,679        BellSouth Corp., 1.30%, 2/11/03(1)        $  5,670,592
-------------------------------------------------------------------------
                                                             $  5,670,592
-------------------------------------------------------------------------
Total Commercial Paper
   (identified cost $140,487,544)                            $140,487,544
-------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS -- 50.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
    $   723        FFCB Discount Notes, 1.27%, 2/26/03       $    721,572
      5,447        FHLB Discount Notes, 1.695%, 1/22/03         5,441,614
      4,700        FHLB Discount Notes, 1.25%, 2/7/03           4,693,962
      3,549        FHLB Discount Notes, 1.25%, 2/21/03          3,542,715
      5,000        FHLB Discount Notes, 1.27%, 2/28/03          4,989,769
      2,900        FHLB Discount Notes, 1.23%, 3/7/03           2,893,560

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
    $ 1,027        FHLB Discount Notes, 1.25%, 3/14/03       $  1,024,432
      1,727        FHLB Discount Notes, 1.27%, 3/14/03          1,722,613
      6,984        FHLB Discount Notes, 1.27%, 3/26/03          6,963,304
      6,366        FHLMC Discount Notes, 1.71%, 1/2/03          6,365,698
      2,700        FHLMC Discount Notes, 1.70%, 1/9/03          2,698,980
      2,380        FHLMC Discount Notes, 1.27%, 1/28/03         2,377,733
      1,705        FHLMC Discount Notes, 1.55%, 1/30/03         1,702,871
      1,819        FHLMC Discount Notes, 1.27%, 2/14/03         1,816,176
      5,000        FHLMC Discount Notes, 1.25%, 2/20/03         4,991,319
      7,121        FHLMC Discount Notes, 1.26%, 2/27/03         7,106,794
      2,100        FHLMC Discount Notes, 1.25%, 2/28/03         2,095,771
      2,131        FHLMC Discount Notes, 1.27%, 3/6/03          2,126,189
      1,500        FHLMC Discount Notes, 1.27%, 3/13/03         1,496,243
      3,661        FNMA Discount Notes, 1.69%, 1/8/03           3,659,797
     10,653        FNMA Discount Notes, 1.25%, 1/15/03         10,647,822
      6,280        FNMA Discount Notes, 1.70%, 1/15/03          6,275,849
      1,554        FNMA Discount Notes, 1.26%, 1/27/03          1,552,586
      3,204        FNMA Discount Notes, 1.27%, 1/31/03          3,200,609
      5,000        FNMA Discount Notes, 1.27%, 2/3/03           4,994,179
      6,940        FNMA Discount Notes, 1.24%, 2/12/03          6,929,960
      7,165        FNMA Discount Notes, 1.25%, 2/19/03          7,152,809
        912        FNMA Discount Notes, 1.265%, 2/19/03           910,430
      5,000        FNMA Discount Notes, 1.28%, 2/25/03          4,990,222
      2,295        FNMA Discount Notes, 1.26%, 2/26/03          2,290,502
      3,783        FNMA Discount Notes, 1.27%, 2/26/03          3,775,527
      5,000        FNMA Discount Notes, 1.28%, 3/12/03          4,987,556
      8,540        FNMA Discount Notes, 1.275%, 3/19/03         8,516,711
      5,000        FNMA Discount Notes, 1.27%, 3/26/03          4,985,183
      2,305        FNMA Discount Notes, 1.24%, 3/27/03          2,298,251
-------------------------------------------------------------------------
Total U.S. Government Obligations
   (identified cost, $141,939,308)                           $141,939,308
-------------------------------------------------------------------------
Total Investments -- 100.0%
   (identified cost $282,426,852)(2)                         $282,426,852
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.0%                       $     20,580
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $282,447,432
-------------------------------------------------------------------------


 FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

 FHLB - Federal Home Loan Bank

 FNMA - Federal National Mortgage Association (Fannie Mae)

 FFCB - Federal Farm Credit Bank

 (1) A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

 (2)  Cost for federal income taxes is the same.

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2002
Assets
------------------------------------------------------
Investments, at amortized cost            $282,426,852
Cash                                            65,588
Prepaid expenses                                   729
------------------------------------------------------
TOTAL ASSETS                              $282,493,169
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable to affiliate for Trustees' fees   $      6,649
Accrued expenses                                39,088
------------------------------------------------------
TOTAL LIABILITIES                         $     45,737
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $282,447,432
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $282,447,432
------------------------------------------------------
TOTAL                                     $282,447,432
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2002
Investment Income
----------------------------------------------------
Interest                                  $5,175,017
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $5,175,017
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $1,437,627
Trustees' fees and expenses                   20,697
Custodian fee                                165,978
Legal and accounting services                 33,796
Miscellaneous                                  7,905
----------------------------------------------------
TOTAL EXPENSES                            $1,666,003
----------------------------------------------------

NET INVESTMENT INCOME                     $3,509,014
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2002  DECEMBER 31, 2001
------------------------------------------------------------------------------
From operations --
   Net investment income                  $       3,509,014  $       8,554,160
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $       3,509,014  $       8,554,160
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     576,320,486  $     810,642,527
   Withdrawals                                 (621,360,711)      (765,188,094)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $     (45,040,225) $      45,454,433
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     (41,531,211) $      54,008,593
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $     323,978,643  $     269,970,050
------------------------------------------------------------------------------
AT END OF YEAR                            $     282,447,432  $     323,978,643
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                YEAR ENDED DECEMBER 31,
                                  ---------------------------------------------------
                                   2002       2001       2000       1999       1998
-------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                        0.58%      0.57%      0.58%      0.60%      0.61%
   Net investment income           1.22%      3.33%      5.77%      4.60%      4.90%
-------------------------------------------------------------------------------------
TOTAL RETURN*                      1.22%      3.70%        --         --         --
-------------------------------------------------------------------------------------

 * Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2002, the Eaton Vance Cash Management Fund, the Eaton Vance Money Market Fund and the Eaton Vance Medallion Money Market Fund held an interest of approximately 40%, 56% and 3%, respectively, in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Security Valuation -- The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2002, $158 of credit balances were used to reduce the Portfolio's custodian fee.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $1,437,627 for the year ended December 31, 2002. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2002.

4 Investments
-------------------------------------------
   Purchases and sales (including maturities) of investments during the year ended December 31, 2002, exclusive of U.S. Government securities, aggregated $1,827,376,995 and $1,860,372,699, respectively. Purchases and sales (including maturities) of U.S. Government securities aggregated $569,209,395 and $582,777,857, respectively.

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2002

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS OF
CASH MANAGEMENT PORTFOLIO
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Cash Management Portfolio (the "Portfolio") at December 31, 2002, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2003

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Cash Management Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109. As used below, "EVC" means Eaton Vance Corporation, "EV" means Eaton Vance, Inc., "EVM" means Eaton Vance Management, "BMR" means Boston Management and Research and "EVD" means Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

INTERESTED TRUSTEE(S)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee            Since 1998      President and Chief              185                    None
 Bibliowicz                                                  Executive Officer of
 11/28/59                                                    National Financial
                                                             Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes          Trustee          Trustee of the    Chairman, President and          190              Director of EVC
 11/9/41                                 Trust since 1991;   Chief Executive Officer
                                          of the Portfolio   of EVC, EV, EVM and
                                             since 1993      BMR; Director of EV;
                                                             Vice President and
                                                             Director of EVD.
                                                             Trustee and/or officer
                                                             of 190 registered
                                                             investment companies in
                                                             the EVM Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV, which
                                                             are affiliates of the
                                                             Fund and Portfolio.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Donald R. Dwight         Trustee          Trustee of the    President of Dwight              190           Trustee/Director of the
 3/26/31                                 Trust since 1986;   Partners, Inc.                                  Royce Funds (mutual
                                          of the Portfolio   (corporate relations                           funds) consisting of 17
                                             since 1993      and communications                                  portfolios
                                                             company).

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  190           Director of Tiffany &
 III 2/23/35                             Trust since 1986;   Professor of Investment                        Co. (specialty retailer)
                                          of the Portfolio   Banking                                          and Telect, Inc.
                                             since 1993      Emeritus, Harvard                               (telecommunication
                                                             University Graduate                             services company)
                                                             School of
                                                             Business Administration.

 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               190                   None
 9/21/35                                 Trust since 1986;   Corporation (an
                                          of the Portfolio   investment and
                                             since 1993      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

NONINTERESTED TRUSTEES (CONTINUED)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Lynn A. Stout            Trustee            Since 1998      Professor of Law,                185                   None
 9/14/57                                                     University of
                                                             California at Los
                                                             Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

 Jack L. Treynor          Trustee          Trustee of the    Investment Adviser and           170                   None
 2/21/30                                 Trust since 1984;   Consultant.
                                          of the Portfolio
                                             since 1993

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                               POSITION(S)                 TERM OF
                                WITH THE                  OFFICE AND
      NAME AND                TRUST AND THE               LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH                PORTFOLIO                  SERVICE            DURING PAST FIVE YEARS
 -------------------------------------------------------------------------------------------------------
 William H. Ahern,     Vice President of the Trust        Since 1995      Vice President of EVM and BMR.
 Jr. 7/28/59                                                              Officer of 34 registered
                                                                          investment companies managed
                                                                          by EVM or BMR.

 Thomas E. Faust         President of the Trust           Since 2002      Executive Vice President of
 Jr. 5/31/58                                                              EVM, BMR, EVC and EV; Chief
                                                                          Investment Officer of EVM and
                                                                          BMR and Director of EVC. Chief
                                                                          Executive Officer of Belair
                                                                          Capital Fund LLC, Belcrest
                                                                          Capital Fund LLC, Belmar
                                                                          Capital Fund LLC and Belport
                                                                          Capital Fund LLC (private
                                                                          investment companies sponsored
                                                                          by EVM). Officer of 50
                                                                          registered investment
                                                                          companies managed by EVM or
                                                                          BMR.

 Thomas J. Fetter      Vice President of the Trust        Since 1997      Vice President of EVM and BMR.
 8/20/43                                                                  Officer of 126 registered
                                                                          investment companies managed
                                                                          by EVM or BMR.

 Elizabeth S.          President of the Portfolio       Since 2002(2)     Vice President of EVM and BMR.
 Kenyon 9/8/59                                                            Officer of 2 registered
                                                                          investment companies managed
                                                                          by EVM or BMR.

 Thomas H. Luster    Vice President of the Portfolio      Since 2002      Vice President of EVM and BMR.
 4/8/62                                                                   Officer of 14 registered
                                                                          investment companies managed
                                                                          by EVM or BMR.

 Michael R. Mach       Vice President of the Trust        Since 1999      Vice President of EVM and BMR.
 7/15/47                                                                  Previously, Managing Director
                                                                          and Senior Analyst for
                                                                          Robertson Stephens
                                                                          (1998-1999). Officer of 23
                                                                          registered investment
                                                                          companies managed by EVM or
                                                                          BMR.

 Robert B.             Vice President of the Trust        Since 1998      Vice President of EVM and BMR.
 MacIntosh 1/22/57                                                        Officer of 125 registered
                                                                          investment companies managed
                                                                          by EVM or BMR.

 Duncan W.             Vice President of the Trust        Since 2001      Senior Vice President and
 Richardson                                                               Chief Equity Investment
 10/26/57                                                                 Officer of EVM and BMR.
                                                                          Officer of 40 registered
                                                                          investment companies managed
                                                                          by EVM or BMR.

 Walter A. Row, III    Vice President of the Trust        Since 2001      Director of Equity Research
 7/20/57                                                                  and a Vice President of EVM
                                                                          and BMR. Officer of 21
                                                                          registered investment
                                                                          companies managed by EVM or
                                                                          BMR.

 Judith A. Saryan      Vice President of the Trust        Since 2003      Vice President of EVM and BMR.
 8/21/54                                                                  Previously, Portfolio Manager
                                                                          and Equity Analyst for State
                                                                          Street Global Advisors
                                                                          (1980-1999). Officer of 22
                                                                          registered investment
                                                                          companies managed by EVM or
                                                                          BMR.

 Susan Schiff          Vice President of the Trust        Since 2002      Vice President of EVM and BMR.
 3/13/61                                                                  Officer of 24 registered
                                                                          investment companies managed
                                                                          by EVM or BMR.

 Edward E. Smiley,     Vice President of the Trust        Since 1999      Vice President of EVM and BMR.
 Jr. 10/5/44                                                              Officer of 36 registered
                                                                          investment companies managed
                                                                          by EVM or BMR.

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (CONTINUED)

                               POSITION(S)                 TERM OF
                                WITH THE                  OFFICE AND
      NAME AND                TRUST AND THE               LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH                PORTFOLIO                  SERVICE            DURING PAST FIVE YEARS
 -------------------------------------------------------------------------------------------------------
 Alan R. Dynner                 Secretary                 Since 1997      Vice President, Secretary and
 10/10/40                                                                 Chief Legal Officer of BMR,
                                                                          EVM, EVD, EV and EVC. Officer
                                                                          of 190 registered investment
                                                                          companies managed by EVM
                                                                          or BMR.

 Kristin S.            Treasurer of the Portfolio       Since 2002(2)     Assistant Vice President of
 Anagnost 6/12/65                                                         EVM and BMR. Officer of 109
                                                                          registered investment
                                                                          companies managed by EVM or
                                                                          BMR.

 James L. O'Connor       Treasurer of the Trust           Since 1989      Vice President of BMR, EVM and
 4/1/45                                                                   EVD. Officer of 112 registered
                                                                          investment companies managed
                                                                          by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2) Prior to 2002, Ms. Kenyon served as Vice President of the Portfolio since 2001 and Ms. Anagnost served as Assistant Treasurer since 1998.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

PORTFOLIO INVESTMENT ADVISER
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


FUND ADMINISTRATOR
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122


INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 Federal Street
Boston, MA 02110


                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:


- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.


- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).


- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.


        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122


EATON VANCE MUTUAL FUNDS TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

131-2/03                                                                  MMSRC